Income Taxes (Reconciliation of Income Tax Expense at Effective Statutory Tax Rate to Actual Income Tax Expense) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016		Mar. 31, 2015		Mar. 31, 2014
Reconciliation of Income Tax Expense Benefit and Statutory Federal Tax Rate [Line Items]
Income before income tax expense		¥ 1,196,605		¥ 1,267,653		¥ 726,343
Effective statutory tax rate		33.06%		35.64%		38.01%
Income tax calculated at the statutory tax rate		¥ 395,598		¥ 451,792		¥ 276,083
Income not subject to tax		(12,888)		(20,911)		(22,354)
Expenses not deductible for tax purposes		1,521		1,532		1,550
Tax rate differentials of subsidiaries		(2,208)		(3,517)		(1,611)
Change in valuation allowance	[1]	(1,897)		(4,444)		(44,620)
Change in undistributed earnings of subsidiaries		(16,112)		16,084		932
Change in net operating loss carryforwards resulting from intercompany capital transactions		(1,446)		(1,290)		235
Effect of enacted change in tax rates		(7,976)	[2]	(21,714)	[3]	15,786	[4]
Other		(8,050)		19,888		107
Income tax expense		¥ 346,542		¥ 437,420		¥ 226,108

[1]	In the fiscal year ended March 31, 2015, the MHFG Group partially changed the basis of presentation in respect of change in valuation allowance to represent the amount of change that directly affected Income tax expense. The current period's presentation of change in valuation allowance excludes the effect of expiration of net operating loss carryforwards for which a valuation allowance had been fully recorded against the associated deferred tax assets. Refer to the roll-forward table in Note 19 for details of expiration of net operating loss carryforwards which affected the gross valuation allowance but not the total Income tax expense in prior periods.
[2]	On March 29, 2016, the National Diet of Japan approved a bill affecting the statutory tax rates of MHFG and its domestic subsidiaries. As a result, the statutory tax rate in respect of MHFG's tax returns for the fiscal year ending March 31, 2017 and 2018 will be reduced to 30.86% from the previous rate of 32.26%. In addition, the tax rate for the fiscal years ending March 31, 2019 and thereafter will be 30.62%. The decrease in the Group's balance of net deferred tax liabilities, reflecting such tax rate reductions, was recognized as a reduction to Income tax expense in the fiscal year ended March 31, 2016.
[3]	On March 31, 2015, the National Diet of Japan approved a bill affecting the statutory tax rates of MHFG and its domestic subsidiaries. As a result, the statutory tax rate in respect of MHFG's tax returns for the fiscal year ended March 31, 2016 has been reduced to 33.06% from the previous rate of 35.64%. In addition, the tax rate for the fiscal years ending March 31, 2017 and thereafter will be 32.26%. The decrease in the Group's balance of net deferred tax liabilities, reflecting such tax rate reductions, was recognized as a reduction to Income tax expense in the fiscal year ended March 31, 2015.
[4]	On March 20, 2014, the National Diet of Japan approved a bill affecting the statutory tax rates of MHFG and its domestic subsidiaries. As a result, the statutory tax rate in respect of MHFG's tax returns for the fiscal year ended March 31, 2015 was reduced to 35.64% from the previous rate of 38.01%. The decrease in the Group's balance of net deferred tax assets, reflecting such tax rate reductions, was recognized in Income tax expense in the fiscal year ended March 31, 2014.